Note 6 - Share Based Compensation (Details) - Restricted Stock Activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Activity [Abstract]
Non-vested, Number of Shares	140,575	159,341	120,744
Non-vested, Average Grant-Date Fair Value (in Dollars per share)	$ 6.41	$ 6.54	$ 6.98
Granted	19,633	47,034	74,921
Granted (in Dollars per share)	$ 8.42	$ 8.73	$ 6.61
Vested	(49,178)	(65,800)	(32,155)
Vested (in Dollars per share)	$ 8.97	$ 8.38	$ 8.23
Forfeited	0		(4,169)
Forfeited (in Dollars per share)	$ 0		$ 7.39
Non-vested, Number of Shares	111,030	140,575	159,341
Non-vested, Average Grant-Date Fair Value (in Dollars per share)	$ 5.63	$ 6.41	$ 6.54